Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, shares authorized	500,000,000	500,000,000		500,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	11,250,000	11,250,000	[1]	11,250,000	[1]
Common stock, shares outstanding	11,250,000	11,250,000	[1]	11,250,000	[1]

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022